Investments Accounted for Using the Equity Method - Summary of Movements of Investments Accounted for using the Equity Method (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
	Jun. 28, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of significant investments in associates and joint ventures [line items]
Impairment of the carrying value of the investment in Cerrejón		$ 2,635	$ 494	$ 264
Profit/(loss) from equity accounted investments, related impairments and expenses		(921)	(512)	(546)
Funding provided during the period		(219)
Fair value change on forward exchange derivatives		(145)	$ (422)	(8)
Consideration on sale of investments accounted for using equity method				$ 10,427
Carbonesdel Cerrejon Limited Liability Corporation [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Impairment of the carrying value of the investment in Cerrejón		466
Percentage of divestiture of interest in associates accounted for using equity method	33.30%
Consideration on sale of investments accounted for using equity method	$ 294
Carbonesdel Cerrejon Limited Liability Corporation [Member] | Non-current assets held for sale [member]
Disclosure of significant investments in associates and joint ventures [line items]
Investments in associates accounted for using equity method		284
Samarco dam failure [member]
Disclosure of significant investments in associates and joint ventures [line items]
Fair value change on forward exchange derivatives		136
Samarco germano dam decommissioning [member]
Disclosure of significant investments in associates and joint ventures [line items]
Change in estimate		6
Exchange translation		(21)
Samarco Germano dam decommissioning		(15)
Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Profit/(loss) from equity accounted investments, related impairments and expenses		(990)
Funding provided during the period		(111)
Joint ventures [member] | Samarco dam failure [member]
Disclosure of significant investments in associates and joint ventures [line items]
Profit/(loss) from equity accounted investments, related impairments and expenses		990
Funding provided during the period		(111)
Samarco dam failure provision		(1,000)
Change in estimate		(842)
Exchange translation		(158)
Impairment funding provided		$ (111)